UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2012 (unaudited)

Municipal Bonds and Notes—98.8% †		Principal Amount	Fair Value
Alabama—0.9%
East Alabama Healthcare Authority
5.00%	09/01/33	$5,500	$5,812
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	9,320	(e,f)
			15,132

Arizona—3.5%
Apache County Industrial Development Authority
4.50%	03/01/30	4,000	4,000
Arizona State University (FSA Insured)
5.25%	07/01/15	5,000	5,105	(f)
City of Phoenix AZ
5.00%	07/01/19	5,000	5,868
Glendale Western Loop 101 Public Facilites Corp.
6.25%	07/01/38	10,000	10,510
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,493
Maricopa County Stadium District (AMBAC Insured)
5.38%	06/01/16	2,145	2,112	(f)
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750	5,002
5.50%	07/01/23 - 07/01/24	7,260	9,277
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000	12,214
University Medical Center Corp.
6.50%	07/01/39	1,000	1,125
			60,706

California—7.1%
Abag Finance Authority for Nonprofit Corps
5.00%	12/01/37	2,690	2,718
Bay Area Toll Authority
5.00%	04/01/31	10,000	10,992
California Educational Facilities Authority
5.25%	10/01/39	6,000	6,712
6.13%	10/01/36	1,500	1,750
California Health Facilities Financing Authority
5.50%	08/15/26	5,000	5,842
6.00%	07/01/39	5,000	5,694
6.50%	10/01/33	3,500	4,215
California State Department of Water Resources
5.00%	05/1/21 - 12/01/21	6,585	8,155
California State Public Works Board
5.00%	10/01/28	1,500	1,570
5.13%	10/01/31	2,000	2,077
6.00%	04/01/26	8,475	9,945
California State University
5.00%	11/01/37	3,000	3,224
Coast Community College District (FSA Insured)
4.42%	08/01/33	8,750	8,465	(a,f)

Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	3,600	3,807	(f)
Los Angeles Harbor Department
5.00%	08/01/26	8,000	9,062
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,435
Newport Mesa Unified School District
4.96%	08/01/41	10,000	1,549	(a)
Sacramento Municipal Utility District
5.00%	08/15/28	2,500	2,823
San Diego Community College District
5.00%	08/01/41	10,000	10,984
San Diego Unified School District (FSA Insured)
5.25%	07/01/17 - 07/01/19	8,795	9,386	(f)
State of California
5.00%	09/01/41	7,500	7,897
University of California (AMBAC Insured)
5.00%	05/15/34	2,225	2,231	(f)
			124,533

Colorado—2.0%
Colorado Health Facilities Authority
5.00%	02/01/41	5,000	5,353
Colorado Water Resources & Power Development Authority
5.25%	09/01/17 - 09/01/18	5,880	5,983
Metro Wastewater Reclamation District
5.00%	04/01/26 - 04/01/27	16,180	19,307
Regional Transportation District
5.38%	06/01/31	2,500	2,744
University of Colorado Hospital Authority
5.25%	11/15/39	2,250	2,337
			35,724

Connecticut—2.7%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500	5,761
Connecticut State Health & Educational Facility Authority (MBIA Insured)
4.50%	07/01/37	5,000	5,091	(f)
South Central Connecticut Regional Water Authority
5.00%	08/01/41	8,000	8,767
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000	3,140	(f)
State of Connecticut
5.00%	01/01/22 - 01/01/24	9,705	11,813
State of Connecticut Special Tax Revenue
5.00%	11/01/26	10,000	11,325
Town of Fairfield CT
5.00%	08/01/21	1,000	1,247
			47,144

Delaware—1.3%
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	10,984
Delaware State Health Facilities Authority
5.00%	10/01/40	7,800	8,474
State of Delaware
5.00%	07/01/28	3,000	3,514
			22,972

District of Columbia—1.5%
District of Columbia
5.00%	04/01/30	4,500	5,110
5.50%	04/01/36	15,000	16,160
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,653
			26,923

Florida—1.9%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000	1,160
City of Tampa FL
5.00%	10/01/27	8,560	9,858
Hillsborough County Industrial Development Authority
5.00%	10/01/18	5,000	5,261
5.25%	10/01/15 - 10/01/24	9,590	10,033
South Miami Health Facilities Authority
5.25%	11/15/33	6,380	6,642	(e)
			32,954

Georgia—6.0%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000	7,767
Athens-Clarke County Unified Government Development Authority
4.16%	06/15/31	6,050	5,972	(a)
Augusta GA Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400	5,855	(f)
City of Atlanta GA
6.25%	11/01/39	10,000	11,472
City of Atlanta GA (AGMC Insured)
5.75%	11/01/30	4,500	5,767	(f)
City of Atlanta GA (FSA Insured)
5.75%	11/01/27	5,000	6,384	(f)
City of Atlanta GA Airport Revenue
5.00%	01/01/25	10,000	11,289
City of Atlanta GA Airport Revenue (FSA Insured)
5.25%	01/01/33	4,000	4,182	(f)
County of Fulton GA Water & Sewerage Revenue (FGIC Insured)
5.00%	01/01/30	5,000	5,309	(f)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,525
Fayette County School District (FSA Insured)
4.80%	03/01/22	2,520	2,746	(f)
4.85%	03/01/23	2,290	2,483	(f)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,990	(f)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	2,953
Private Colleges & Universities Authority
6.00%	06/01/21	2,180	2,184
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	4,010	4,468	(d,f)
State of Georgia
4.50%	01/01/29	3,000	3,319
5.00%	08/01/22 - 01/01/26	4,790	5,581
5.00%	08/01/22	4,460	5,396	(e)
			104,642

Hawaii—2.1%
City & County of Honolulu HI
5.00%	04/01/33	10,000	11,034
State of Hawaii (AGMC Insured)
5.75%	02/01/14	6,500	7,128	(f)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800	18,241
			36,403

Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,673
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625	19,478	(f)
			24,151

Illinois—2.7%
City of Chicago IL O’Hare International Airport Revenue
5.63%	01/01/35	5,000	5,653
5.75%	01/01/39	11,500	12,999
County of Cook IL (AMBAC Insured)
5.50%	11/15/26	10,000	10,327	(e,f)
Illinois Finance Authority
5.50%	08/15/43	5,000	5,582	(e)
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.45%	06/15/19	4,000	4,357	(a,f)
4.05%	06/15/22	4,305	3,746	(a,f)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,810	(f)
			47,474

Indiana—1.0%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	2,806
5.75%	01/01/34	2,000	2,121
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,752
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,432
			18,111

Kansas—0.2%
University of Kansas Hospital Authority
5.63%	09/01/32	4,150	4,242	(e)

Kentucky—1.8%
Kentucky Economic Development Finance Authority
6.38%	06/01/40	5,000	5,634
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27 - 02/01/28	14,745	16,469	(f)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040	9,073
			31,176

Louisiana—1.2%
Louisiana Public Facilities Authority (MBIA Insured)
5.38%	05/15/16	7,870	8,317	(e,f)
State of Louisiana
5.00%	09/01/19	10,050	12,255
			20,572

Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790	2,055
Maine Turnpike Authority
5.00%	07/01/42	1,000	1,098
6.00%	07/01/34	1,250	1,460
			4,613

Maryland—5.4%
County of Baltimore MD
5.00%	02/01/23	7,525	9,377
County of Montgomery MD
5.00%	07/01/21	12,905	16,256
County of PrInce George’s MD
5.00%	10/01/22	6,820	7,307	(e)
5.00%	09/15/24 - 09/15/25	15,080	18,307
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	3,165
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/32 - 08/15/41	16,960	17,251
Maryland Health & Higher Educational Facilities Authority
5.13%	11/15/34	7,200	7,759	(e)
State of Maryland
5.00%	11/01/18	4,000	4,910
Washington Suburban Sanitation Commission
4.50%	06/01/26	8,470	9,462
			93,794

Massachusetts—3.7%
Massachusetts Department of Transportation
5.00%	01/01/37	5,000	5,350
Massachusetts Development Finance Agency
5.00%	01/01/40	5,285	5,366
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000	21,554
5.50%	11/15/36	4,000	4,776
5.75%	07/01/39	7,500	8,122
Massachusetts Water Resources Authority
5.00%	08/01/41	3,000	3,318
6.50%	07/15/19	14,125	17,160	(d)
			65,646

Michigan—2.6%
City of Detroit MI Sewage Disposal System Revenue (AGMC Insured)
5.25%	07/01/22	2,045	2,300	(f)
City of Detroit MI Sewage Disposal System Revenue (FSA Insured)
5.25%	07/01/21	2,500	2,824	(f)
City of Detroit MI Water Supply System Revenue
5.25%	07/01/41	9,360	9,642
5.75%	07/01/37	5,000	5,366
Lansing Board of Water & Light
5.00%	07/01/37	3,500	3,827

Michigan Municipal Bond Authority
5.25%	10/01/17	6,465	6,623
Michigan State Hospital Finance Authority
5.38%	12/01/30	1,830	1,861
5.38%	12/01/30	170	176	(e)
State of Michigan
5.50%	11/01/18	6,000	7,425
State of Michigan (FSA Insured)
5.25%	09/15/27	5,000	5,456	(f)
			45,500

Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500	8,402

Missouri—0.9%
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610	5,556
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,877
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	4,475	4,935	(e)
5.00%	01/01/24	525	565
			15,933

Nevada—0.1%
City of Las Vegas N.V. (AGMC Insured)
5.55%	06/01/16	1,605	1,615	(f)

New Jersey—9.6%
Cape May County Municipal Utilities Authority (FSA Insured)
5.75%	01/01/15 - 01/01/16	8,500	9,776	(f)
Essex County Improvement Authority (FSA Insured)
5.25%	12/15/17	235	255	(e,f)
5.25%	12/15/17	9,765	10,443	(f)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000	5,628
New Jersey Educational Facilities Authority
5.00%	07/01/32 - 07/01/37	1,000	1,045
New Jersey Educational Facilities Authority
5.25%	07/01/32	2,625	2,786	(e)
6.00%	12/01/17	10,000	12,046
New Jersey Healthcare Facilities Financing Authority
5.63%	07/01/37	2,000	2,093
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500	8,169
New Jersey Institute of Technology
5.00%	07/01/42	2,000	2,170
New Jersey State Turnpike Authority
5.25%	01/01/40	10,000	11,087
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	33,180	37,934	(d,f)
6.50%	01/01/16	7,910	8,829	(f)
New Jersey Transportation Trust Fund Authority
5.00%	06/15/42	6,000	6,443
5.25%	06/15/36	9,100	10,078
5.50%	06/15/19 - 06/15/24	31,280	33,261	(e)

New Jersey Transportation Trust Fund Authority (FSA Insured)
5.75%	12/15/14	1,390	1,569	(f)
5.75%	12/15/14	4,610	5,264	(d,f)
			168,876

New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/18 - 12/15/26	21,200	24,440

New York—6.8%
Albany Industrial Development Agency
5.25%	11/15/32	3,500	3,661
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	4,917
City of New York
5.00%	08/01/31	4,300	4,847
Hempstead Town Industrial Development Agency
5.00%	10/01/30	1,945	2,042
Long Island Power Authority
6.00%	05/01/33	7,500	8,676
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000	11,323
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21	5,000	6,159
New York Liberty Development Corp.
5.00%	11/15/44	5,000	5,281
5.13%	01/15/44	5,000	5,355
New York State Dormitory Authority
5.00%	07/01/23 - 03/15/25	7,565	8,758
5.25%	11/15/23	5,400	5,431
5.50%	07/01/36 - 05/01/37	4,000	4,439
6.00%	07/01/40	2,000	2,228
6.50%	12/01/21	4,500	4,977
New York State Urban Development Corp.
5.50%	01/01/19	9,000	10,857
Triborough Bridge & Tunnel Authority
5.00%	11/15/26 - 01/01/27	20,000	23,176
Westchester County Healthcare Corp.
6.13%	11/01/37	2,500	2,762
Westchester County Healthcare Corp./NY
5.00%	11/01/30	4,500	4,677
			119,566

North Carolina—2.2%
City of Charlotte NC
5.00%	06/01/23 - 07/01/38	10,780	12,143
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,428
North Carolina Medical Care Commission
4.75%	11/01/43	6,000	6,101
North Carolina Turnkpike Authority
5.00%	07/01/29 - 07/01/30	5,865	6,672
State of North Carolina
4.75%	05/01/30	4,130	4,570
University of North Carolina at Greensboro
5.00%	04/01/36	4,000	4,404
			39,318

Ohio—2.4%
American Municipal Power Inc.
5.00%	02/15/38	5,000	5,259
City of Cincinnatti OH Water System Revenue
5.00%	01/01/29 - 12/01/36	4,500	4,921
City of Columbus OH Sewerage Revenue
4.50%	06/01/32	700	734
4.75%	06/01/31	5,000	5,345
County of Cuyahoga OH
6.00%	01/01/32	10,000	10,712	(e)
County of Franklin OH
4.50%	12/01/37	1,750	1,785
County of Hamilton OH (MBIA Insured)
5.00%	12/01/19	4,250	4,579	(e,f)
Cuyahoga Community College District
5.00%	08/01/26 - 08/01/27	3,000	3,347
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000	5,599
			42,281

Oklahoma—1.2%
Claremore Public Works Authority (Class AFAC) (FSA Insured)
5.25%	06/01/34	6,315	7,029	(e,f)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	9,176	(f)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500	4,006
			20,211

Pennsylvania—5.1%
City of Philadelphia PA Water & Sewer Revenue
5.00%	01/01/36 - 01/01/41	18,000	19,003
Commonwealth of Pennsylvania
5.00%	11/15/30	8,890	10,317
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750	1,976
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%	07/01/17	3,100	3,163	(f)
Pennsylvania Turnpike Commission
4.53%	12/01/34	12,000	10,849	(a)
5.00%	06/01/29	10,000	10,700
5.25%	06/01/39	9,500	10,044
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	13,021	(f)
Philadelphia Authority for Industrial Development
5.25%	09/01/36	1,750	1,354
State Public School Building Authority (FSA Insured)
5.25%	06/01/27	8,000	8,462	(e,f)
			88,889

Puerto Rico—4.6%
Commonwealth of Puerto Rico
5.00%	07/01/41	15,000	14,312
5.75%	07/01/38	7,000	7,424
6.00%	07/01/39	10,000	10,625
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%	07/01/33	2,000	1,964
5.25%	07/01/42	2,000	1,970

Puerto Rico Infrastructure Financing Authority
6.00%	12/15/26	5,000	5,693
Puerto Rico Public Buildings Authority
6.00%	07/01/41	9,125	9,772
Puerto Rico Sales Tax Financing Corp.
4.66%	08/01/32	12,000	11,460	(a)
5.00%	08/01/43	3,000	3,148
5.25%	08/01/40	3,000	3,248
5.50%	08/01/42	10,000	10,790
			80,406

Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,475
6.50%	09/15/28	1,000	1,168
			2,643

South Carolina—5.9%
Berkeley County School District
5.25%	12/01/24	15,000	15,591
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850	24,147
County of Beaufort SC (MBIA Insured)
5.50%	06/01/17 - 06/01/18	4,150	4,248	(f)
Georgetown County School District
5.00%	03/01/18	3,640	4,385
Greenville County School District
5.25%	12/01/21	2,000	2,137
5.50%	12/01/28	10,725	11,212	(e)
Lexington County Health Services District Inc.
5.50%	11/01/13	3,030	3,251
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315	2,601
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500	6,310	(f)
South Carolina Educational Facilities Authority
5.00%	10/01/38	7,400	7,736
South Carolina State Public Service Authority
5.00%	12/01/30 - 01/01/38	18,725	21,214
			102,832

Tennessee—0.9%
County of Shelby TN
5.00%	03/01/21	3,500	4,219
Metropolitan Government of Nashville & Davidson County TN
5.00%	05/15/25	10,000	11,147
State of Tennessee
5.00%	05/01/19	1,000	1,222
			16,588

Texas—4.6%
City of Austin TX Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450	6,526	(f)
City of Houston TX Utility System Revenue
5.00%	11/15/33	5,470	6,063
5.25%	11/15/30 - 11/15/31	12,000	13,789
City of Houston TX Utility System Revenue (AMBAC Insured)
5.75%	12/01/14	5,000	5,180	(e,f)

City of Houston TX Utility System Revenue (FSA Insured)
5.25%	05/15/22	10,000	10,887	(f)
North Texas Tollway Authority
5.00%	09/01/31	3,500	3,879
5.75%	01/01/38 - 01/01/40	21,475	22,961
6.00%	01/01/38	5,000	5,664
University of Texas System
5.00%	08/15/24	5,000	5,883
			80,832

Utah—1.4%
County of Utah UT Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/39	19,580	19,719	(f)
Utah State Board of Regents
5.00%	11/01/30	4,000	4,482
			24,201

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	5,992

Virginia—0.4%
Virginia College Building Authority
4.38%	02/01/28	845	900
Virginia Resources Authority
5.25%	11/01/38	5,000	5,513
			6,413

Washington—0.8%
County of King WA
5.50%	12/01/13	10,000	10,861	(d)
Port of Seattle WA
5.00%	08/01/31	3,000	3,343
			14,204

Wisconsin—0.2%
Wisconsin Department of Transportation (AMBAC Insured)
5.75%	07/01/14	2,990	3,027	(f)

Total Municipal Bonds and Notes
(Cost $1,602,471)			1,729,081

Other Investments—0.0%*
GEI Investment Fund
(Cost $217)			223	(c)

Total Investment in Securities
(Cost $1,602,688)			1,729,304

Short-Term Investments—1.0%
Time Deposit—1.0%
State Street Corp.
0.01%
(Cost $18,653)	04/02/12	18,653	18,653	(b)

Total Investments
(Cost $1,621,341)			1,747,957

Other Assets and Liabilities, net—0.2%			2,829

NET ASSETS—100.0%			$1,750,786

Notes to Schedules of Investments (dollars in thousands)—March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(c)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund. The security has been determined to be illiquid using procedures established by the Board of Trustees.

(d)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(e)	Pre-refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(f)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2012 (as a percentage of net assets) as follows:

FSA	5.75%

AMBAC	5.49%

†	Percentages are based on net assets as of March 31, 2012.
*	Less than 0.05%

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance Corporation

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities †
	Municipal Bonds and Notes	$—	$1,729,081	$—	$1,729,081
	Other Investments	—	223	—	223
	Short-Term Investments	—	18,653	—	18,653

	Total Investments in Securities	$—	$1,747,957	$—	$1,747,957

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels.

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Tax-Exempt Income Fund	$1,621,458	$129,333	$(2,834)	$126,499

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2012